Finance expenses	12 Months Ended
Dec. 31, 2022
Finance Expenses
Finance expenses

Note 20 - Finance expenses:

	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Interest in respect of loan from related party	-	43	174
Expenses in respect of fees and interest	14,059	4,627	264
Exchange differences	-	4,536	-
Interest expense in respect of lease liability	630	375	90
Other	266	-	-
Total finance expenses	14,955	9,581	528